Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	92.00%
Expected term	6 years	6 years
Dividend yield	0.00%	0.00%	0.00%
Stock price			$ 2.40
Forfeiture rate	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility		86.00%	89.00%
Expected term			4 years
Risk-free interest rate	1.57%	1.57%	0.77%
Stock price	$ 2.23	$ 0.85
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility		92.00%	96.00%
Expected term			6 years
Risk-free interest rate	1.58%	1.63%	1.35%
Stock price	$ 2.90	$ 2.90